Summary of Significant Accounting Policies - Rollforward of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	$ 787	$ 515
Accounts Receivable, Credit Loss Expense (Reversal)	995	626	$ 198
Accounts Receivable, Allowance for Credit Loss, Writeoff	(271)	(354)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 1,511	$ 787	$ 515